Other Income Items (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
FrameworkAgreementWithACompanyLineItems [Line Items]
Ownership interest		50.00%	50.00%
Non-refundable early option price installment payment		$ 48,751
Proceeds from sale of royalty	$ 31
Receipt of royalty income	617
U.S. $ [Member]
FrameworkAgreementWithACompanyLineItems [Line Items]
Non-refundable early option price installment payment			$ 37,500
Proceeds from sale of royalty	24
Receipt of royalty income	$ 477